Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Empower Mid Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Net Assets	$ 1,086,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,086M
Total number of portfolio holdings	232
Total advisory fee paid	$ 3.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.71%
Kinder Morgan Inc	1.34%
AMETEK Inc	1.29%
IQVIA Holdings Inc	1.09%
DR Horton Inc	1.06%
Block Inc	1.05%
Synchrony Financial	1.04%
VICI Properties Inc REIT	1.04%
Atmos Energy Corp	1.03%
Sysco Corp	0.98%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.71%
Kinder Morgan Inc	1.34%
AMETEK Inc	1.29%
IQVIA Holdings Inc	1.09%
DR Horton Inc	1.06%
Block Inc	1.05%
Synchrony Financial	1.04%
VICI Properties Inc REIT	1.04%
Atmos Energy Corp	1.03%
Sysco Corp	0.98%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026.

For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Empower Mid Cap Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Mid Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Net Assets	$ 1,086,000,000
Holdings Count | Holding	232
Advisory Fees Paid, Amount	$ 3,800,000
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,086M
Total number of portfolio holdings	232
Total advisory fee paid	$ 3.8M
Portfolio turnover rate as of the end of the reporting period (not annualized)	116%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.71%
Kinder Morgan Inc	1.34%
AMETEK Inc	1.29%
IQVIA Holdings Inc	1.09%
DR Horton Inc	1.06%
Block Inc	1.05%
Synchrony Financial	1.04%
VICI Properties Inc REIT	1.04%
Atmos Energy Corp	1.03%
Sysco Corp	0.98%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.71%
Kinder Morgan Inc	1.34%
AMETEK Inc	1.29%
IQVIA Holdings Inc	1.09%
DR Horton Inc	1.06%
Block Inc	1.05%
Synchrony Financial	1.04%
VICI Properties Inc REIT	1.04%
Atmos Energy Corp	1.03%
Sysco Corp	0.98%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2026.

For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2027 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective April 30, 2026, the Empower Mid Cap Value Fund added a breakpoint to the annual advisory rate at $3 billion dollars.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Class L
Trading Symbol	MXBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Net Assets	$ 1,680,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,680M
Total number of portfolio holdings	405
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Institutional Class
Trading Symbol	MXNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Net Assets	$ 1,680,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,680M
Total number of portfolio holdings	405
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Investor Class
Trading Symbol	MXMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400® Index Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Net Assets	$ 1,680,000,000
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,680M
Total number of portfolio holdings	405
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period (not annualized)	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.56%
Twilio Inc Class A	0.85%
Carpenter Technology Corp	0.83%
MKS Inc	0.81%
Curtiss-Wright Corp	0.75%
nVent Electric PLC	0.74%
Entegris Inc	0.74%
ATI Inc	0.72%
Illumina Inc	0.72%
TechnipFMC PLC	0.71%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Net Assets	$ 2,053,000,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 6,400,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,053M
Total number of portfolio holdings	129
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Agilent Technologies Inc	2.39%
Keysight Technologies Inc	2.14%
Mettler-Toledo International Inc	2.07%
MACOM Technology Solutions Holdings Inc	2.02%
Teradyne Inc	2.00%
Datadog Inc Class A	1.88%
Yum! Brands Inc	1.83%
Lattice Semiconductor Corp	1.71%
Burlington Stores Inc	1.70%
Alnylam Pharmaceuticals Inc	1.56%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Agilent Technologies Inc	2.39%
Keysight Technologies Inc	2.14%
Mettler-Toledo International Inc	2.07%
MACOM Technology Solutions Holdings Inc	2.02%
Teradyne Inc	2.00%
Datadog Inc Class A	1.88%
Yum! Brands Inc	1.83%
Lattice Semiconductor Corp	1.71%
Burlington Stores Inc	1.70%
Alnylam Pharmaceuticals Inc	1.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2026
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Net Assets	$ 2,053,000,000
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 6,400,000
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,053M
Total number of portfolio holdings	129
Total advisory fee paid	$ 6.4M
Portfolio turnover rate as of the end of the reporting period (not annualized)	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total investments of the Fund.
Top Ten Holdings
Agilent Technologies Inc	2.39%
Keysight Technologies Inc	2.14%
Mettler-Toledo International Inc	2.07%
MACOM Technology Solutions Holdings Inc	2.02%
Teradyne Inc	2.00%
Datadog Inc Class A	1.88%
Yum! Brands Inc	1.83%
Lattice Semiconductor Corp	1.71%
Burlington Stores Inc	1.70%
Alnylam Pharmaceuticals Inc	1.56%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Agilent Technologies Inc	2.39%
Keysight Technologies Inc	2.14%
Mettler-Toledo International Inc	2.07%
MACOM Technology Solutions Holdings Inc	2.02%
Teradyne Inc	2.00%
Datadog Inc Class A	1.88%
Yum! Brands Inc	1.83%
Lattice Semiconductor Corp	1.71%
Burlington Stores Inc	1.70%
Alnylam Pharmaceuticals Inc	1.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.